Finance cost and income	12 Months Ended
Dec. 31, 2021
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Finance cost and income
11.	Finance cost and income
The finance cost and income included in the income statement are as follows:

Million US dollar	2021	2020	2019
Interest expense	(3 684)	(4 016)	(4 168)
Capitalization of borrowing costs	10	12	19
Net interest on net defined benefit liabilities	(73)	(82)	(95)
Accretion expense	(593)	(564)	(650)
Net losses on hedging instruments that are not part of a hedge accounting relationship	(562)	(502)	(393)
Net foreign exchange results (net of the effect of foreign exchange derivative instruments)	(101)	—	(180)
Tax on financial transactions	(73)	(103)	(79)
Net mark-to-market results on derivatives related to the hedging of share-based payment programs	(23)	(1 211)	—
Other financial costs, including bank fees	(135)	(135)	(225)

Finance cost excluding exceptional items	(5 234)	(6 601)	(5 771)

Exceptional finance cost	(806)	(1 818)	(222)

Finance cost	(6 040)	(8 419)	(5 993)

Interest income	113	150	292
Interest income on Brazilian tax credits	118	315	118
Hyperinflation monetary adjustments	152	76	86
Net mark-to-market results on derivatives related to the hedging of share-based payment programs	—	—	898
Net foreign exchange results (net of the effect of foreign exchange derivative instruments)	—	43	—
Other financial income	48	58	21

Finance income excluding exceptional items	431	642	1 415

Exceptional finance income	—	80	1 104

Finance income	431	722	2 519

Net finance income/(cost) excluding exceptional items	(4 803)	(5 959)	(4 355)

Net finance income/(cost)	(5 609)	(7 697)	(3 473)

Net finance costs, excluding exceptional items, were 4 803m US dollar in 2021 compared to 5 959m US dollar in 2020 and 4 355m US dollar in 2019. The decrease was predominantly due to a mark-to-market
loss of 23m US dollar in 2021, compared to a loss of 1 211m US dollar in 2020, resulting in a change of 1 188m US dollar. In 2019, the mark-to-market
on such derivatives amounted to a gain of 898m US dollar.
Borrowing costs capitalized relate to the capitalization of interest expenses directly attributable to the acquisition and construction of qualifying assets mainly in Belgium and in China in 2020 and 2019. Interest is capitalized at a borrowing rate of approximately 4%.
In 2021, accretion expense includes interest on lease liabilities of 123m US dollar (2020: 116m US dollar; 2019: 124m US dollar), unwind of discounts of 349m US dollar (2020: 306m US dollar; 2019: 374m US dollar), bond fees of 67m US dollar (2020: 102m US dollar; 2019: 110m US dollar) and interest on provisions of 54m US dollar (2020: 41m US dollar; 2019: 42m US dollar).
Interest expenses are presented net of the effect of interest rate derivative instruments hedging AB InBev’s interest rate risk – see also Note 28
Risks arising from financial instruments
.
In the second quarter of 2021, Ambev, a subsidiary of AB InBev, recognized 226m US dollar income in Other operating income (refer to Note 7
Other operating income/(expenses)
) related to tax credits following a favorable decision from the Brazilian Supreme Court. Additionally, Ambev recognized 118m US dollar of interest income in Finance income for the year ended 31 December 2021.
In the fourth quarter of 2020, Ambev concluded the calculation of its tax credits on a judicial decision related to the exclusion of the Value-Added Tax (ICMS) from the taxable basis of the social contribution on gross revenues (PIS and COFINS). The decision refers to the period between November 2009 and April 2015. As a result of this judicial decision and other tax credit adjustments, Ambev recognized 481m US dollar income in Other operating income (refer to Note 7
Other operating income/(expenses)
) and 315m US dollar of interest income in Finance income for the year ended 31 December 2020.
Exceptional finance income/(cost) for 2021, 2020 and 2019 include:

•
25m US dollar loss resulting from
mark-to-market
adjustments on derivative instruments entered into to hedge the shares issued in relation to the combination with Grupo Modelo and the restricted shares issued in connection with the combination with SAB (2020: 1 008m US dollar loss; 2019: 878m US dollar gain);

•	741m US dollar loss resulting from the early termination of certain bonds (2020: 795m US dollar loss; 2019: 84m US dollar gain);
•
22m US dollar loss from impairment of receivables against Delta Corporation Ltd (Delta), a Zimbabwean associate, as a result of hyperinflation (2020: 15m US dollar loss on the company’s investment in Delta; 2019: 188m US dollar loss);

•	19m US dollar loss related to remeasurement of deferred considerations on prior year acquisitions (2020: 80m US dollar gain; 2019: 90m US dollar gain).
Furthermore, the exceptional finance income/cost for 2019 includes:

•
34m US dollar loss on interest paid to the State of Mato Grosso in relation to the Special Value-added Tax (ICMS) Amnesty Program in Brazil in accordance with the Brazilian State Tax Regularization Program;

•	52m US dollar foreign exchange translation gain on intragroup loans that were historically reported in equity and were recycled to profit and loss account upon the reimbursement of these loans.
No interest income was recognized on impaired financial assets.
The interest income stems from the following financial assets:

Million US dollar	2021	2020	2019
Cash and cash equivalents	85	103	237
Investment debt securities held for trading	16	1	9
Other loans and receivables	11	46	46

Total	113	150	292

The interest income on other loans and receivables includes the interest accrued on cash deposited as guarantees for certain legal proceedings pending their resolution.
For further information on instruments hedging AB InBev’s foreign exchange risk see Note 28
Risks arising from financial instruments
.